Benefit Plans	6 Months Ended
Jun. 27, 2021
Retirement Benefits [Abstract]
Benefit Plans
9. BENEFIT PLANS
The following summarizes the components of net periodic benefit cost for the defined benefit pension plan:

	For the thirteen weeks ended		For the twenty-six weeks ended
	June 27, 2021	June 28, 2020	June 27, 2021	June 28, 2020
Components of Expense
Service cost	$36	$40	$72	$80
Interest cost	38	48	76	96
Expected return on plan assets	(61)	(64)	(122)	(128)
Amortization of net loss	5	—	10	—

Net periodic benefit cost	$18	$24	$36	$48

We made matching contributions totaling $526 and $411 to our 401(k) plan during the second quarter of 2021 and 2020, respectively. We made matching contributions totaling $1,000 and $802 to our 401(k) plan during the twenty-six
weeks ending June 27, 2021 and June 28, 2020, respectively.
We made contributions of $98 and $111 to our defined contribution pension plan during the second quarter of 2021 and 2020, respectively. We made contributions of $117 and $183 to our defined contribution pension plan during the twenty-six
weeks ending June 27, 2021 and June 28, 2020, respectively.